Financial Risk Factors and Risk Management - Credit Risk Exposure from Trade Receivables and Contract Assets (Details) - Trade receivables and contract assets - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Aging of Trade Receivables
Allowance account for credit losses of financial assets	€ (175)	€ (186)	€ (131)
Credit Risk
Aging of Trade Receivables
Weighted Average Loss Rate	(2.90%)	(2.90%)
Gross Carrying Amount Not Credit-Impaired	€ 5,713	€ 6,012
Gross Carrying Amount Credit-Impaired	351	405
Allowance account for credit losses of financial assets	€ (175)	€ (186)
Credit Risk | Current
Aging of Trade Receivables
Weighted Average Loss Rate	(0.50%)	(0.20%)
Gross Carrying Amount Not Credit-Impaired	€ 4,106	€ 4,426
Gross Carrying Amount Credit-Impaired	6	0
Allowance account for credit losses of financial assets	€ (19)	€ (10)
Credit Risk | Past due 1 to 30 days
Aging of Trade Receivables
Weighted Average Loss Rate	(1.00%)	(0.90%)
Gross Carrying Amount Not Credit-Impaired	€ 611	€ 511
Gross Carrying Amount Credit-Impaired	57	71
Allowance account for credit losses of financial assets	€ (7)	€ (5)
Credit Risk | Overdue 30 to 90 days
Aging of Trade Receivables
Weighted Average Loss Rate	(1.80%)	(1.80%)
Gross Carrying Amount Not Credit-Impaired	€ 514	€ 380
Gross Carrying Amount Credit-Impaired	48	61
Allowance account for credit losses of financial assets	€ (10)	€ (8)
Credit Risk | Overdue more than 90 days
Aging of Trade Receivables
Weighted Average Loss Rate	(19.30%)	(16.80%)
Gross Carrying Amount Not Credit-Impaired	€ 482	€ 695
Gross Carrying Amount Credit-Impaired	240	273
Allowance account for credit losses of financial assets	€ (139)	€ (163)